INTANGIBLE ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 04, 2021	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			2 years 7 months 6 days
Amortization expense			$ 299	$ 44	$ 297
Snow White Labs Ltd [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Consideration Transferred		$ 808
Ordinary shares and direct acquisition costs		33,150
Fair value of ordinary shares		$ 776
Simpo Ltd [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Consideration Transferred	$ 1,306